FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($)	3 Months Ended
	Jun. 30, 2021	Feb. 16, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expiration term of warrant	5 years
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	$ 5,597,625
Class A ordinary shares | IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of common share purchase warrants, per unit issued (in shares)		0.125